Organization and Summary of Significant Accounting Policies (Details) - Schedule of statement of operations - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Schedule Of Statement Of Operations Abstract
Net loss	$ (1,127,612)	$ (2,500,184)
Less: Accretion of temporary equity to redemption value	(1,733,440)	(6,470,389)
Net loss including accretion of temporary equity to redemption value	$ (2,861,052)	$ (8,970,573)